Leases	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases [Abstract]
Leases
NOTE 12.
LEASES
(a) As a lessee
Precision recognizes
right-of-use
assets primarily from its leases of real estate and vehicles and equipment.

	Real Estate	Vehicles and Equipment	Total
Balance, December 31, 2020	$43,689	$11,479	$55,168
Additions	514	3,029	3,543
Derecognition	—	(480)	(480)
Depreciation	(3,566)	(3,009)	(6,575)
Effect of foreign currency exchange differences	(174)	(42)	(216)
Balance, December 31, 2021	$40,463	$10,977	$51,440
Additions	1,662	5,410	7,072
Acquired	6,990	—	6,990
Depreciation	(3,730)	(3,535)	(7,265)
Lease remeasurements	(372)	189	(183)
Effect of foreign currency exchange differences	1,483	495	1,978
Balance, December 31, 2022	$46,496	$13,536	$60,032
Precision’s real estate lease contracts often contain renewal options which may impact the determination of the lease term for purposes of calculating the lease obligation. If it is reasonably certain that a renewal option will be exercised, the renewal period is included in the lease term. When entering a lease, Precision assesses whether it is reasonably certain renewal options will be exercised. Reasonable certainty is established if all relevant facts and circumstances indicate an economic incentive to exercise the renewal option. For the majority of its real estate leases, Precision is reasonably certain it will exercise its renewal option. Accordingly, the renewal period has been included in the lease term used to calculate the lease obligation.
For the period ended December 31, 2022, Precision had total cash outflows of $10 million (2021 – $9 million) in relation to its lease obligations.
The Corporation has commitments under various lease agreements, primarily for real estate and vehicles and equipment. Terms of Precision’s real estate leases run for a period of one to 10 years while vehicle and equipment leases are typically for terms of between three and four years. Expected non-cancellable
undiscounted operating lease payments are as follows:

	2022	2021
Less than one year	$10,985	$10,782
One to five years	28,977	29,327
More than five years	8,628	2,391

	$48,590	$42,500
(b) As a lessor
Precision leases its rig equipment under long-term drilling contracts with terms ranging from one to five years. At December 31, 2022, the net book value of the underlying rig equipment subject to long-term drilling contracts was $774 million (2021 – $503 million).
The following table sets out a maturity analysis of lease payments, showing the undiscounted lease payments to be received subsequent to December 31, 2022.

Less than one year	$481,848
One t o five years	746,480
More than five years	37,642
$1,265,970